Debt Financings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Financing
Schedule of debt financings

	June 30, 2012	December 31, 2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	2,120,667	2,335,147
Secured bank debt(a)	2,065,375	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(8,720)	(17,452)

	9,527,322	9,764,631
Unsecured
Bonds and Medium-Term Notes	13,762,919	13,658,769
Less: Deferred debt discount	(42,264)	(39,128)

	13,720,655	13,619,641

Total Senior Debt Financings	23,247,977	23,384,272
Subordinated Debt	1,000,000	1,000,000

	$24,247,977	$24,384,272

(a)
Of this amount, $287.7 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our condensed, consolidated financial statements.

	December 31,
	2011	2010
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	2,335,147	2,777,285
Bank debt(a)	2,246,936	1,601,658
Other secured financings	1,300,000	1,300,000
Less: Deferred debt discount	(17,452)	(22,309)

	9,764,631	9,556,634
Unsecured
Bonds and Medium-Term Notes	13,658,769	16,810,843
Bank debt	—	234,600
Less: Deferred debt discount	(39,128)	(47,977)

	13,619,641	16,997,466

Total Senior Debt Financings	23,384,272	26,554,100
Subordinated debt	1,000,000	1,000,000

	$24,384,272	$27,554,100

(a)
Of this amount, $97.0 million (2011) and $113.7 million (2010) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements. The amounts are considered immaterial for separate disclosure on the face of the consolidated balance sheets.

Schedule of information regarding the collateral provided for secured debt

	As of June 30, 2012
	Secured Debt Outstanding	Net Book Value	Number of Aircraft
	(Dollars in thousands)
Senior Secured Bonds	3,900,000	6,617,108	174
ECA Financings	2,120,667	5,457,962	119
Secured Bank Debt(a)	2,065,375	2,991,797	63
Institutional Secured Term Loans	1,450,000	2,919,243	98

Total	$9,536,042	$17,986,110	454

(a)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $270.2 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

	As of December 31, 2011
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Notes	$3,900,000	$6,804,212		174
ECA Financings	2,335,147	5,582,665		119
Bank Debt	2,246,936	5,201,225	(a)	151	(a)
Other Secured Financings	1,300,000	2,448,896		80

Total	$9,782,083	$20,036,998		524

(a)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and does not include the book value or number of AeroTurbine other assets securing the AeroTurbine revolving credit agreement, under which $268.6 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.